Receivables, net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables, net
Receivables, net

	December 31,
($ in millions)	2017	2016
Trade receivables	7,883	7,293
Other receivables	714	587
Allowance	(330)	(314)
	8,267	7,566
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,024	3,058
Advance payments consumed	(875)	(928)
	2,149	2,130
Total	10,416	9,696

Reconciliation of changes in allowance for doubtful accounts
($ in millions)	2017	2016	2015
Balance at January 1,	314	258	279
Additions	109	163	118
Deductions	(111)	(96)	(113)
Exchange rate differences	18	(11)	(26)
Balance at December 31,	330	314	258